CAPITAL STOCK (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Share $ / shares shares	Dec. 31, 2024 USD ($) Share $ / shares shares	Dec. 31, 2023 USD ($) Share $ / shares shares	Dec. 31, 2022 Share
Share-based expense	$ 13,969	$ 165,510	$ 129,490
Repurchase of RSUs	13,971	34,431	66,073
Payments for repurchase of RSUs	34,250	32,625	25,288
Gain on repurchase of RSU's	2,518	6,030	$ 40,785
RSU liability	$ 0	$ 18,730
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares	5,000,000
Capital Stock [Member]
Shares issued for RSUs (Shares) | shares	139,999	716,664	123,336
Shares issued for RSUs	$ 13,456	$ 152,020
Stock options [Member]
Description of stock option plan	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares.
Weighted average remaining contractual life of outstanding share options	0 years	6 months 7 days
Share-based expense	$ 0	$ 0
Restricted share units [Member]
Share-based expense		$ 13,969	$ 165,510
Description of RSU Plan	The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.
Number of other equity instruments granted | Share		750,000	525,000
Fair value of unit granted		$ 92,837	$ 61,574
Description of unit vesting period	The RSUs granted in 2024 vest as follows: 66.66% immediately, 16.67% one year after grant, and 16.67% the second year after grant. The RSUs granted in 2023 vest as follows: 33% one year after grant and 33% every year thereafter. The outstanding RSUs have a weighted average life of less than a year.
RSUs repurchased | Share	198,329	251,667	130,850
Repurchase of RSUs	$ (34,250)	$ (38,655)	$ (66,073)
Payments for repurchase of RSUs	$ 31,732	$ 32,625	$ 25,288
Weighted average share price | $ / shares	$ 0.16	$ 0.13	$ 0.19
Gain on repurchase of RSU's	$ 2,518	$ 6,030	$ 40,785
RSU liability	$ 0	$ 18,730
Units outstanding | Share	203,329	541,657	915,814	645,000
Deferred share units [Member]
Description of DSU Plan	Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements. At December 31, 2025 and December 31, 2024, no DSUs have been granted to non-employee directors.